Defined benefit plans (Detail 4.3) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Net defined benefit asset / (liability)	$ (286)	$ (159)
Swiss defined benefit plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Plan assets	60,752	52,241
Surplus / (deficit)	10,748	7,624
Net defined benefit asset / (liability)	(33)	(28)
Other plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Net defined benefit asset / (liability)	$ (252)	$ (131)